Operating Lease Arrangements - Summary of Future Minimum Lease Payments of Non-cancellable Operating Lease Commitments (Detail) - Dec. 31, 2017 $ in Thousands, $ in Thousands	TWD ($)	USD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments of non-cancellable operating lease commitments	$ 1,104,666	$ 37,269
Less than 1 year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments of non-cancellable operating lease commitments	246,026	8,300
1-5 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments of non-cancellable operating lease commitments	439,408	14,825
More than 5 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments of non-cancellable operating lease commitments	$ 419,232	$ 14,144